NOTE 18 WARRANTS (Details) - Schedule of Warrant Activity (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Warrant Activity [Abstract]
Outstanding	19,550,000		15,250,000		13,000,000		0
Outstanding (in Dollars per share)	$ 0.045		$ 0.037		$ 0.024		$ 0
Outstanding	2 years 9 months	[1]	3 years 9 months	[1]	2 years 226 days		0 years
Granted	4,000,000		4,800,000		2,250,000		13,000,000
Granted (in Dollars per share)	$ 0.04		$ 0.10		$ 0.10		$ 0.024
Granted	5 years		5 years		5 years		2 years 226 days
Exercised			(500,000)		0		0
Exercised (in Dollars per share)			$ 0.05		$ 0		$ 0
Exercised			0 years		0 years		0 years
Canceled/forfeited/expired			0		0		0
Canceled/forfeited/expired (in Dollars per share)			$ 0		$ 0		$ 0
Canceled/forfeited/expired			0 years		0 years		0 years
Outstanding	23,550,000		19,550,000		15,250,000		13,000,000
Outstanding (in Dollars per share)	$ 0.045		$ 0.045		$ 0.037		$ 0.024
Outstanding	4 years 9 months	[2]	2 years 9 months	[1]	3 years 9 months	[1]	2 years 226 days

[1]	Pursuant to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.
[2]	Primary reason for change related to a November 19, 2013 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.